Details of treasury and other financial risks - Contractual cash obligations (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Details of treasury and other financial risks [Line Items]
Long-term debt	€ 7,086	€ 7,168
Short-term debt	1,174	525
Interest on debt	1,765	1,792
Derivative financial instruments	36	72
Purchase obligations	1,189	1,161
Trade and other payables	1,927	1,830
Contractual cash obligations	13,177	12,548
Less than one year
Details of treasury and other financial risks [Line Items]
Long-term debt
Short-term debt	1,174	525
Interest on debt	216	197
Derivative financial instruments	35	64
Purchase obligations	293	300
Trade and other payables	1,927	1,830
Contractual cash obligations	3,645	2,916
1-3 years
Details of treasury and other financial risks [Line Items]
Long-term debt	1,630	2,006
Short-term debt
Interest on debt	402	368
Derivative financial instruments	1	8
Purchase obligations	390	307
Trade and other payables
Contractual cash obligations	2,423	2,689
3-5 years
Details of treasury and other financial risks [Line Items]
Long-term debt	1,806	1,338
Short-term debt
Interest on debt	361	325
Derivative financial instruments	0	0
Purchase obligations	306	210
Trade and other payables
Contractual cash obligations	2,473	1,873
Later
Details of treasury and other financial risks [Line Items]
Long-term debt	3,650	3,824
Short-term debt
Interest on debt	786	902
Derivative financial instruments	0	0
Purchase obligations	200	344
Trade and other payables
Contractual cash obligations	€ 4,636	€ 5,070